Fair Value Measurements	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Fair Value Measurements [Line Items]
Fair Value Measurements

3. Fair Value Measurements

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	June 30, 2021
(in thousands)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$7,833	$7,833	$—	$—
Total assets	$7,833	$7,833	$—	$—

	December 31, 2020
(in thousands)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$7,205	$7,205	$—	$—
Total assets	$7,205	$7,205	$—	$—

During the six months ended June 30, 2021 and the year ended December 31, 2020, there were no transfers between levels.

As of June 30, 2021 and December 31, 2020, the Company’s cash equivalents consisted of money market funds, classified as Level 1 financial assets, as these assets are valued using quoted market prices in active markets without any valuation adjustment. There were no financial assets valued based on Level 2 inputs.

The carrying amounts reported in the accompanying balance sheets for cash, accounts receivable, accounts payable and accrued expenses approximate their fair value based on the short-term nature of these instruments. The carrying value of long-term and short-term debt, taking into consideration debt discounts and related derivative instruments, is estimated to approximate fair value.

As of June 30, 2021 and December 31, 2020, the Company had Level 3 financial liabilities that were measured at fair value on a recurring basis. The Company’s warrant liability and derivative liability are carried at fair value, determined using Level 3 inputs in the fair value hierarchy. As of June 30, 2021 and December 31, 2020, the warrant liability and derivative liability were valued at zero.

3. Fair Value Measurements

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	December 31, 2020
(in thousands)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$7,205	$7,205	$—	$—
Total assets	$7,205	$7,205	$—	$—
Liabilities
Warrant liability	$—	$—	$—	$—
Derivative liability	—	—	—	—
Total liabilities	$—	$—	$—	$—

	December 31, 2019
(in thousands)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$1,628	$1,628	$—	$—
Total Assets	$1,628	$1,628	$—	$—
Liabilities
Warrant liability	$551	$—	$—	$551
Derivative liability	65,006	—	—	65,006
Total liabilities	$65,557	$—	$—	$65,557

During the years ended December 31, 2020 and 2019, there were no transfers between levels.

As of December 31, 2020 and 2019, the Company’s cash equivalents consisted of money market funds, classified as Level 1 financial assets, as these assets are valued using quoted market prices in active markets without any valuation adjustment. There were no financial assets valued based on Level 2 inputs.

As of December 31, 2019, the Company had Level 3 financial liabilities that were measured at fair value on a recurring basis. The Company’s Warrant Liability and Derivative Liability (defined below) are carried at fair value, determined using Level 3 inputs in the fair value hierarchy as described below. As of December 31, 2020, the Warrant Liability and Derivative Liability were valued at zero.

The carrying amounts reported in the accompanying balance sheets for cash, accounts receivable, accounts payable and accrued expenses approximate their fair value based on the short-term nature of these instruments. The carrying value of long-term and short-term debt, taking into consideration debt discounts and related derivative instruments, is estimated to approximate fair value.

Warrant Liability

In conjunction with a previous loan agreement that was fully paid in 2017, certain lenders were granted warrants, or the Series D Warrants, to purchase a total of 183,438 shares of Series D Preferred Stock at an exercise price of $4.50 per share. The expiration date of the warrants will be the earlier of July 14, 2021 for 122,292 shares and April 9, 2023 for 61,146 shares, or three years from the effective date of a registration statement for an initial public offering of the Company’s stock. No warrants were exercised during the years ended December 31, 2020 and 2019.

The warrant is a freestanding financial instrument that requires the Company to transfer equity instruments upon exercise by the warrant holder at a strike price equal to the issuance price of the underlying preferred stock (the “Warrant Liability”). The valuation of the warrant liability was determined with the assistance of an independent valuation firm which utilized the hybrid method, a hybrid valuation between a probability-weighted expected return model (“PWERM”) and an option pricing model (“OPM”). The hybrid method estimates probability-weighted values across multiple scenarios, but uses the OPM to estimate the allocation of value within one or more of those scenarios. Weighting allocations are assigned to the OPM and PWERM methods factoring possible future liquidity events. Specifically, for each exit event date and exit scenario, the OPM method was utilized to estimate the Series D Preferred Stock value per share. The fair value was determined using Level 3 inputs. The warrants to purchase preferred stock are remeasured at each reporting and settlement date. Changes in fair value for each reporting period are recognized in other income (expense) in the statements of operations. A change in the assumptions related to the valuation of the Warrant Liability could have a significant impact on the value of the obligation.

The following table sets forth a summary of changes in the fair value of the Company’s warrant liability (in thousands):

Balance at December 31, 2018	$689
Change in fair value of warrants	(138)
Balance at December 31, 2019	$551
Change in fair value of warrants	(551)
Balance at December 31, 2020	$—

As the fair value of Series D Preferred Stock at December 31, 2020 was less than the Series D Preferred Stock issuance price of $4.50, the fair value of the Series D warrants was reduced to zero.

Derivative Liability

From 2016 through 2020, the Company entered into convertible notes purchase agreements with related parties for a total aggregate borrowing amount of $61.3 million (see Note 7, Debt). The convertible notes contain various conversion features including mandatory conversion upon the occurrence of a qualified financing at a 20% discount or shares of Series D Preferred Stock at the Series D Preferred Stock issuance price of $4.50. Upon the occurrence of a non-qualified financing, the noteholders have the option to convert at the same terms as described above for a qualified financing. The Company determined that the acquisition premium and the qualified and non-qualified financing conversion features were embedded derivative instruments requiring bifurcation as separate liabilities with a corresponding debt discount.

The derivative liability is a freestanding financial instrument that requires the Company to transfer equity instruments upon exercise by the noteholders. The derivative liability was initially recorded as a liability at fair value, with a corresponding debt discount, which was amortized to interest expense using the effective interest rate method over the term of the related notes. The valuation of the derivative liability was determined with the assistance of an independent valuation firm utilizing a probability-weighted expected return model (“PWERM”), which estimates the value based on probability-weighted present value of potential future liquidity events, with an allocation of probabilities applied to each scenario. Future liquidity event scenarios for the Convertible Notes as of December 31, 2019 included an acquisition event prior to expected FDA approval, an IPO prior to expected FDA approval, an acquisition event after expected FDA approval and an IPO after expected FDA approval, and only two scenarios as of December 31, 2020 which were an acquisition event after expected FDA approval and an IPO after expected FDA approval. The fair value was determined using Level 3 inputs. The derivative liability is remeasured at each reporting and settlement date. Changes in fair value for each reporting period are recognized in other income (expense) in the statements of operations. A change in the assumptions related to the valuation of the derivative liability could have a significant impact on the value of the obligation.

The following table sets forth a summary of changes in the fair value of the Company’s derivative liability (in thousands):

Balance at December 31, 2018	$50,020
2019 Notes issued	14,861
Change in fair value of derivative	125
Balance at December 31, 2019	$65,006
2020 Notes issued	1,334
Change in fair value of derivative	(66,340)
Balance at December 31, 2020	$—

As the fair value of Series D Preferred Stock at December 31, 2020 was less than the Series D Preferred Stock issuance price of $4.50, the fair value of the derivative liability related to the Company’s convertible notes was reduced to zero.

Blue Water Acquisition Corp [Member]
Fair Value Measurements [Line Items]
Fair Value Measurements

Note 8—Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

June 30, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$58,652,957	$-	$-

Liabilities:
Derivative warrant liabilities - public warrants	$4,082,500
Derivative warrant liabilities - private warrants	$-	$-	$3,169,395

December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$58,650,048	$-	$-

Liabilities:
Warrant Liabilities – public warrants	$-	$-	$10,005,000
Warrant Liabilities – private warrants	$-	$-	$6,693,635

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in February 2021, upon trading of the Public Warrants in an active market. There were no other transfers between levels for the six months ended June 30, 2021.

Level 1 assets include investments in U.S. Treasury securities and money market funds that invest solely in U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The initial fair value of the Public Warrants issued in connection with the Public Offering and the fair value of the Private Placement Warrants have been estimated using a Monte-Carlo simulation. The fair value of the Public Warrants has subsequently been determined using listed prices in an active market for such warrants. The changes in fair value are recognized in the statement of operations. For the three and six months ended June 30, 2021, the Company recognized a charge to the statement of operations resulting from the change in the fair value of liabilities of a loss of $1.7 million and income of $9.4 million, respectively, presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.

The change in the level 3 fair value of the derivative warrant liabilities for the three and six months ended June 30, 2021 is summarized as follows:

Warrant liabilities at December 31, 2020	$16,698,635
Change in fair value of warrant liabilities	(11,150,880)
Transfer to level 1	(3,277,500)
Warrant liabilities at March 31, 2021	$2,270,255
Change in fair value of warrant liabilities	899,140
Warrant liabilities at June 30, 2021	$3,169,395

The estimated fair value of the Public Warrants, prior to being traded in an active market, and of the Private Placement Warrants is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its Common Stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of June 30, 2021	As of December 31, 2020
Strike price	$11.50	$11.50
Contractual term (years)	5.0	5.8
Volatility	6.00%	10.00%
Risk-free interest rate	1.00%	0.48%
Dividend yield (per share)	0.0%	0.0%

Note 9—Fair Value Measurements

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$58,650,048	$-	$-

Liabilities:
Warrant Liabilities – public warrants	$10,005,000	$-	$-
Warrant Liabilities – private warrants	$-	$-	$6,693,635

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels for the period from May 22, 2020 (inception) through December 31, 2020.

The Company utilizes a binomial Monte-Carlo simulation to estimate the fair value of the warrants at each reporting period, with changes in fair value recognized in the statement of operations. The Company recognized $15,776,805 for the derivative warrant liabilities upon their issuance on December 17, 2020. For the period from May 22, 2020 (inception) through December 31, 2020, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of $922,000 presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations. As a result of the fair value of the private warrants exceeding the value that the Sponsor paid for the warrants, the Company recognized compensation costs of $2,924,805 which is included in general and administrative expenses in the statement of operations.

The change in the fair value of the derivative warrant liabilities from May 22, 2020 (inception) through December 31, 2020 is summarized as follows:

Warrant liabilities at May 22, 2020	$-
Issuance of Public and Private warrants	15,776,805
Change in fair value of warrant liabilities	921,830
Warrant liabilities at December 31, 2020	$16,698,635

The estimated fair value of the derivative warrant liabilities is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of December 17, 2020	As of December 31, 2020
Exercise price	$11.50	$11.50
Contractual term (years)	5.9	$5.8
Volatility	10.00%	10.00%
Risk-free interest rate	0.50%	0.48%
Dividend yield (per share)	0.0%	$0.0%